Consolidated Statements of Change in Shareholders' Equity		Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] HKD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] HKD ($) shares	Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Dec. 31, 2021							$ 11,700				$ 5,497,163		$ 5,508,863
Beginning balance, shares at Dec. 31, 2021 | shares	[1]					3,750,000	3,750,000
Net income (loss)											(3,842,278)		(3,842,278)
Issuance of ordinary shares upon IPO, net							$ 3,925		138,662,858				138,666,783
Issuance of ordinary shares upon IPO, net, shares | shares	[1]					1,250,000	1,250,000
Exercise of warrants							$ 201						201
Re-designation of ordinary shares into Class A and Class B ordinary shares, shares | shares	[1]					64,050	64,050
Dividend distribution											(4,000,000)		(4,000,000)
Ending balance, value at Dec. 31, 2022							$ 15,826		138,662,858		(2,345,115)		136,333,569
Ending balance, shares at Dec. 31, 2022 | shares	[1]					5,064,050	5,064,050
Net income (loss)											(483,812)		(483,812)
Dividend distribution											(1,581,900)		(1,581,900)
Ending balance, value at Dec. 31, 2023							$ 15,826		138,662,858		(4,410,827)		134,267,857
Ending balance, shares at Dec. 31, 2023 | shares	[1]					5,064,050	5,064,050
Net income (loss)											(4,729,852)	$ (608,912)	(4,729,852)
Re-designation of ordinary shares into Class A and Class B ordinary shares, shares | shares	[1]	4,064.050	4,064.050	1,000,000	1,000,000	(5,062.050)	(5,062.050)
Re-designation of ordinary shares into Class A and Class B ordinary shares			$ 12,701		$ 3,125		$ (15,826)
Ending balance, value at Dec. 31, 2024		$ 1,635	$ 12,701	$ 402	$ 3,125			$ 17,851,212	$ 138,662,858	$ (1,176,755)	$ (9,140,679)	$ 16,676,494	$ 129,538,005
Ending balance, shares at Dec. 31, 2024 | shares	[1]	4,064,050	4,064,050	1,000,000	1,000,000

[1]	Giving retroactive effect to the share combination at a ratio of 4:1 effected on February 6, 2025.